PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 25.1%
Australia : 0.2%
39,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 $ 39,752
0.0
18,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 18,059
0.0
10,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 10,428
0.0
271,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 229,147
0.2
297,386
0.2
Brazil : 0.3%
200,000
(1)
Ambipar Lux Sarl,
10.875%,
02/05/2033 202,282
0.1
200,000
(1)
Raizen Fuels
Finance SA, 5.700%,
01/17/2035 185,750
0.1
200,000
(1)
Sitios Latinoamerica
SAB de CV, 6.000%,
11/25/2029 200,300
0.1
588,332
0.3
Canada : 0.9%
32,000
(2)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 32,170
0.0
124,000
(2)(3)
Bank of Montreal,
4.640%,
09/10/2030 122,033
0.1
58,000  Bank of Montreal,
5.511%,
06/04/2031 58,991
0.0
75,000
(2)
Bank of Nova Scotia,
4.740%,
11/10/2032 72,995
0.0
29,000  Bank of Nova Scotia,
4.850%,
02/01/2030 28,835
0.0
45,000
(2)
Bank of Nova Scotia,
5.130%,
02/14/2031 45,002
0.0
45,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 46,397
0.0
26,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 23,884
0.0
75,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 73,487
0.1
40,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 40,359
0.0
75,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 76,126
0.1
238,000
(1)(3)
Federation des
Caisses Desjardins
du Quebec, 5.250%,
04/26/2029 240,154
0.1
115,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 111,734
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
253,000  National Bank of
Canada, 5.600%,
12/18/2028 $ 259,128
0.2
80,000
(1)
NOVA Chemicals
Corp., 7.000%,
12/01/2031 80,778
0.1
5,000  Nutrien Ltd., 5.400%,
06/21/2034 4,979
0.0
4,000  Nutrien Ltd., 5.875%,
12/01/2036 4,100
0.0
18,000  Nutrien Ltd., 5.950%,
11/07/2025 18,174
0.0
120,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 107,663
0.1
62,000
(2)
Royal Bank of
Canada, 4.650%,
10/18/2030 60,959
0.0
28,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 27,935
0.0
39,000
(2)
Royal Bank of
Canada, 5.153%,
02/04/2031 39,171
0.0
35,000  Royal Bank of
Canada, 5.200%,
08/01/2028 35,443
0.0
51,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 51,048
0.0
39,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 39,819
0.0
1,701,364
0.9
Chile : 0.4%
200,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 207,300
0.1
200,000
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 195,670
0.1
200,000
(1)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 203,280
0.1
200,000
(1)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 190,950
0.1
797,200
0.4
Colombia : 0.2%
135,000  Ecopetrol SA, 7.750%,
02/01/2032 132,806
0.1
180,000  Ecopetrol SA, 8.375%,
01/19/2036 175,365
0.1
308,171
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Dominican Republic : 0.1%
225,000
(1)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 $ 228,240
0.1
Germany : 0.7%
175,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 177,850
0.1
150,000
(1)
Mercedes-Benz
Finance North
America LLC, 4.800%,
08/01/2029 148,438
0.1
290,000
(1)
Siemens Financiering
Smaatschappij NV,
2.350%,
10/15/2026 280,367
0.2
215,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 214,480
0.1
205,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 205,671
0.1
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 209,707
0.1
1,236,513
0.7
India : 0.1%
200,000
(3)
JSW Steel Ltd.,
5.050%,
04/05/2032 180,325
0.1
Indonesia : 0.2%
250,000  Medco Maple Tree
Pte Ltd., 8.960%,
04/27/2029 265,275
0.2
Ireland : 0.3%
220,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 225,031
0.1
202,000
(1)
SMBC Aviation Capital
Finance DAC, 5.700%,
07/25/2033 204,521
0.1
99,000
(1)
Smurfit Kappa
Treasury ULC,
5.200%,
01/15/2030 99,673
0.1
529,225
0.3
Jamaica : 0.1%
225,000
(1)
Kingston Airport
Revenue Finance Ltd.,
6.750%,
12/15/2036 224,428
0.1
Japan : 0.1%
215,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 217,441
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Luxembourg : 0.2%
13,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 $ 12,523
0.0
275,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 290,469
0.2
30,000  Schlumberger
Investment SA,
2.650%,
06/26/2030 26,811
0.0
8,000  Schlumberger
Investment SA,
4.850%,
05/15/2033 7,809
0.0
337,612
0.2
Mexico : 0.4%
200,000
(1)
El Puerto de Liverpool
SAB de CV, 6.658%,
01/22/2037 200,860
0.1
425,000  Petroleos Mexicanos,
6.500%,
03/13/2027 411,145
0.2
200,000
(1)
Trust Fibra Uno,
7.700%,
01/23/2032 202,624
0.1
814,629
0.4
Morocco : 0.1%
250,000
(1)
OCP SA, 6.750%,
05/02/2034 255,156
0.1
Netherlands : 0.3%
260,000
(1)(2)
Cooperatieve
Rabobank UA,
5.447%,
03/05/2030 263,680
0.1
355,000  ING Groep NV,
4.050%,
04/09/2029 342,291
0.2
605,971
0.3
Norway : 0.0%
56,000  Equinor ASA, 3.125%,
04/06/2030 51,795
0.0
Panama : 0.1%
237,042
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 206,798
0.1
Peru : 0.3%
250,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 274,794
0.2
225,000
(1)
Niagara Energy SAC,
5.746%,
10/03/2034 217,968
0.1
492,762
0.3
Poland : 0.1%
200,000
(1)
ORLEN SA, 6.000%,
01/30/2035 200,450
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Singapore : 0.1%
33,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 $ 32,774
0.0
47,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 45,703
0.1
78,477
0.1
Switzerland : 0.2%
250,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 237,888
0.1
200,000
(1)(2)
UBS Group AG,
4.751%,
05/12/2028 199,209
0.1
437,097
0.2
United Kingdom : 1.4%
200,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 183,901
0.1
69,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 69,093
0.1
205,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 206,083
0.1
16,000  BAT Capital Corp.,
5.834%,
02/20/2031 16,483
0.0
46,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 44,449
0.1
217,000
(2)
HSBC Holdings PLC,
2.999%,
03/10/2026 216,577
0.1
220,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 222,362
0.1
200,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 204,724
0.1
200,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 210,132
0.1
200,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 199,659
0.1
31,000  National Grid PLC,
5.418%,
01/11/2034 30,844
0.0
200,000
(2)
NatWest Group PLC,
5.076%,
01/27/2030 199,022
0.1
200,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 203,068
0.1
391,000  Royalty Pharma PLC,
1.200%,
09/02/2025 382,902
0.2
239,000  Royalty Pharma PLC,
1.750%,
09/02/2027 221,014
0.1
2,610,313
1.4
United States : 18.3%
391,000  AbbVie, Inc., 3.800%,
03/15/2025 390,663
0.2
13,000  AbbVie, Inc., 4.050%,
11/21/2039 11,168
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
69,000  AbbVie, Inc., 4.950%,
03/15/2031 $ 69,241
0.1
20,000  AbbVie, Inc., 5.050%,
03/15/2034 19,850
0.0
105,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 101,376
0.1
70,000
(1)
Acrisure LLC /
Acrisure Finance, Inc.,
7.500%,
11/06/2030 72,421
0.1
73,000
(3)
Adobe, Inc., 4.950%,
01/17/2030 73,916
0.1
18,000  Adobe, Inc., 4.950%,
04/04/2034 17,874
0.0
199,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 197,302
0.1
58,000  AEP Texas, Inc.,
5.450%,
05/15/2029 58,950
0.0
15,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 14,778
0.0
78,000  AES Corp., 2.450%,
01/15/2031 65,332
0.0
46,000  AES Corp., 5.450%,
06/01/2028 46,377
0.0
35,000  AGCO Corp., 5.450%,
03/21/2027 35,394
0.0
42,000  Air Lease Corp.,
5.200%,
07/15/2031 41,732
0.0
12,000  Alabama Power Co.,
5.850%,
11/15/2033 12,463
0.0
145,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 133,524
0.1
75,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 75,110
0.1
90,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 92,368
0.1
50,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 50,587
0.0
43,000  Altria Group, Inc.,
6.200%,
11/01/2028 44,776
0.0
19,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 19,224
0.0
45,000
(1)
Amentum Escrow
Corp., 7.250%,
08/01/2032 45,659
0.0
54,000  Ameren Corp.,
5.000%,
01/15/2029 54,021
0.0
29,784  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 28,695
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,813  American Airlines
Pass Through Trust
2016-2, A, 3.650%,
12/15/2029 $ 8,287
0.0
176,652  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 153,798
0.1
12,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 12,137
0.0
21,000
(2)
American Express
Co., 4.990%,
05/01/2026 21,007
0.0
42,000
(2)
American Express
Co., 5.098%,
02/16/2028 42,307
0.0
48,000
(2)
American Express
Co., 5.532%,
04/25/2030 49,014
0.0
12,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 10,777
0.0
42,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 41,774
0.0
52,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 52,107
0.0
80,000  American Honda
Finance Corp.,
4.850%,
10/23/2031 78,686
0.1
32,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 32,944
0.0
53,000  American International
Group, Inc., 3.400%,
06/30/2030 49,010
0.0
70,000  American International
Group, Inc., 4.200%,
04/01/2028 68,632
0.1
315,000  American Tower Corp.,
2.750%,
01/15/2027 303,134
0.2
38,000  American Tower Corp.,
3.650%,
03/15/2027 37,136
0.0
34,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 28,938
0.0
35,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 36,223
0.0
43,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 38,798
0.0
115,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 117,545
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
19,000  Aon North America,
Inc., 5.125%,
03/01/2027 $ 19,164
0.0
47,000  Aon North America,
Inc., 5.150%,
03/01/2029 47,327
0.0
67,000
(1)
APA Corp., 6.750%,
02/15/2055 66,341
0.0
42,000  AppLovin Corp.,
5.125%,
12/01/2029 41,971
0.0
65,000  AppLovin Corp.,
5.375%,
12/01/2031 65,291
0.0
55,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 51,438
0.0
39,000  Ares Capital Corp.,
5.800%,
03/08/2032 38,695
0.0
82,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 81,886
0.1
40,000  Arthur J Gallagher
& Co., 5.150%,
02/15/2035 38,949
0.0
95,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 90,266
0.1
133,000
(1)
Athene Global
Funding, 5.322%,
11/13/2031 131,432
0.1
124,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 125,266
0.1
20,000  AutoZone, Inc.,
6.250%,
11/01/2028 20,940
0.0
32,000  Avnet, Inc., 6.250%,
03/15/2028 33,005
0.0
191,000
(2)
Bank of America
Corp., 1.734%,
07/22/2027 182,798
0.1
45,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 41,066
0.0
117,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 98,483
0.1
63,000
(2)
Bank of America
Corp., 2.551%,
02/04/2028 60,310
0.0
60,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 51,064
0.0
89,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 78,901
0.1
107,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 92,868
0.1
74,000
(2)
Bank of America
Corp., 2.884%,
10/22/2030 67,344
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
94,000
(2)
Bank of America
Corp., 2.972%,
02/04/2033 $ 81,333
0.1
74,000
(2)
Bank of America
Corp., 3.194%,
07/23/2030 68,584
0.1
146,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 140,206
0.1
49,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 47,569
0.0
9,000
(2)
Bank of America
Corp., 5.162%,
01/24/2031 9,030
0.0
24,000
(2)
Bank of America
Corp., 5.202%,
04/25/2029 24,211
0.0
25,000
(2)
Bank of America
Corp., 5.288%,
04/25/2034 24,873
0.0
8,000
(2)
Bank of America
Corp., 5.468%,
01/23/2035 8,022
0.0
84,000
(2)
Bank of America
Corp., 5.511%,
01/24/2036 84,498
0.1
222,000
(2)
Bank of America
Corp., 5.518%,
10/25/2035 217,237
0.1
52,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 53,621
0.0
4,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 3,472
0.0
58,000
(2)
Bank of New York
Mellon Corp., 4.975%,
03/14/2030 58,255
0.0
22,000  BAT Capital Corp.,
4.390%,
08/15/2037 19,084
0.0
110,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 112,411
0.1
52,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 51,938
0.0
289,000  Berry Global, Inc.,
1.650%,
01/15/2027 271,778
0.2
10,000  Black Hills Corp.,
6.000%,
01/15/2035 10,296
0.0
54,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 43,769
0.0
42,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 42,407
0.0
78,000
(1)
Blackstone Private
Credit Fund, 6.000%,
11/22/2034 75,898
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
53,000  Blackstone Reg
Finance Co. LLC,
5.000%,
12/06/2034 $ 51,342
0.0
70,000  Blackstone Secured
Lending Fund,
2.125%,
02/15/2027 65,865
0.0
18,000  Boeing Co., 5.705%,
05/01/2040 17,275
0.0
16,000  Boeing Co., 5.930%,
05/01/2060 14,945
0.0
23,000  Boeing Co., 7.008%,
05/01/2064 24,895
0.0
75,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 71,408
0.1
82,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 77,491
0.1
37,000
(3)
BorgWarner, Inc.,
5.400%,
08/15/2034 36,586
0.0
37,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 37,472
0.0
10,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 9,705
0.0
7,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 6,820
0.0
56,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 55,289
0.0
75,000
(2)
BP Capital Markets
PLC, 6.125%,
12/31/2199 74,139
0.1
55,000
(1)
Brink's Co., 6.500%,
06/15/2029 56,113
0.0
55,000
(1)
Brink's Co., 6.750%,
06/15/2032 56,177
0.0
29,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 29,295
0.0
75,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 60,187
0.0
35,000  Broadcom, Inc.,
4.800%,
10/15/2034 33,526
0.0
74,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 69,978
0.1
37,000  Broadcom, Inc.,
5.050%,
04/15/2030 37,113
0.0
18,000  Broadcom, Inc.,
5.200%,
04/15/2032 18,001
0.0
47,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 45,627
0.0
62,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 60,793
0.0
130,000
(1)
Calpine Corp.,
5.000%,
02/01/2031 124,241
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
53,000  Camden Property
Trust, 5.850%,
11/03/2026 $ 54,083
0.0
45,000  Campbell Soup Co.,
5.200%,
03/21/2029 45,450
0.0
97,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 96,931
0.1
58,000  Cardinal Health, Inc.,
5.350%,
11/15/2034 57,362
0.0
6,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 6,000
0.0
24,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 19,937
0.0
23,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 20,138
0.0
43,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 36,036
0.0
10,000  Carrier Global Corp.,
2.722%,
02/15/2030 8,977
0.0
8,000  Carrier Global Corp.,
5.900%,
03/15/2034 8,287
0.0
43,000  Caterpillar Financial
Services Corp.,
4.375%,
08/16/2029 42,471
0.0
43,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 42,532
0.0
21,000  Cencora, Inc., 5.125%,
02/15/2034 20,633
0.0
77,000  Centene Corp.,
3.000%,
10/15/2030 66,719
0.0
66,000  Centene Corp.,
4.625%,
12/15/2029 62,866
0.0
49,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 47,630
0.0
23,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 23,272
0.0
44,000
(3)
Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 39,027
0.0
58,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 59,338
0.0
26,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 26,602
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
32,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 $ 31,045
0.0
55,000
(1)
CHS/Community
Health Systems, Inc.,
5.250%,
05/15/2030 46,934
0.0
139,000  Cigna Group, 2.375%,
03/15/2031 118,851
0.1
233,000  Cigna Group, 3.050%,
10/15/2027 223,641
0.1
20,000
(3)
Cigna Group, 5.250%,
02/15/2034 19,672
0.0
10,000  Cigna Group, 5.400%,
03/15/2033 10,027
0.0
47,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 47,271
0.0
22,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 21,929
0.0
53,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 46,589
0.0
8,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 7,775
0.0
155,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 148,074
0.1
150,000
(1)(3)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 149,820
0.1
70,000
(1)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 72,811
0.1
55,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 55,280
0.0
58,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 59,080
0.0
63,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 64,389
0.0
42,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 42,584
0.0
33,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 32,422
0.0
78,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 80,173
0.1
18,000  Comcast Corp.,
1.500%,
02/15/2031 14,738
0.0
17,000  Comcast Corp.,
1.950%,
01/15/2031 14,343
0.0
45,000  Comcast Corp.,
3.750%,
04/01/2040 36,338
0.0
23,000  Comcast Corp.,
4.250%,
01/15/2033 21,467
0.0
16,000
(3)
Comcast Corp.,
5.300%,
06/01/2034 15,952
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
18,000  Comcast Corp.,
5.650%,
06/15/2035 $ 18,363
0.0
39,000
(3)
Concentrix Corp.,
6.600%,
08/02/2028 40,387
0.0
60,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 58,495
0.0
28,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 25,519
0.0
19,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 19,338
0.0
59,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 61,000
0.0
120,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 120,927
0.1
119,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp.,
5.625%,
05/01/2027 119,129
0.1
27,000  Crown Castle, Inc.,
2.900%,
03/15/2027 25,984
0.0
56,000
(3)
Crown Castle, Inc.,
3.300%,
07/01/2030 51,029
0.0
14,000  Crown Castle, Inc.,
4.800%,
09/01/2028 13,916
0.0
82,000  Crown Castle, Inc.,
4.900%,
09/01/2029 81,545
0.1
21,000  Crown Castle, Inc.,
5.200%,
09/01/2034 20,472
0.0
32,000  Crown Castle, Inc.,
5.600%,
06/01/2029 32,672
0.0
21,000
(3)
Crown Castle, Inc.,
5.800%,
03/01/2034 21,397
0.0
59,000  Cummins, Inc.,
1.500%,
09/01/2030 49,739
0.0
3,000  CVS Health Corp.,
3.250%,
08/15/2029 2,759
0.0
8,000  CVS Health Corp.,
4.780%,
03/25/2038 7,031
0.0
20,000  CVS Health Corp.,
5.050%,
03/25/2048 16,734
0.0
53,000  CVS Health Corp.,
5.125%,
02/21/2030 52,512
0.0
120,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 111,728
0.1
53,000  Deere & Co., 3.100%,
04/15/2030 49,034
0.0
75,000
(1)
Delek Logistics
Partners L.P. / Delek
Logistics Finance
Corp., 8.625%,
03/15/2029 78,736
0.1
40,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 40,564
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
43,000  Devon Energy Corp.,
5.200%,
09/15/2034 $ 40,812
0.0
56,000  Discovery
Communications LLC,
3.625%,
05/15/2030 50,087
0.0
15,000  Dollar General Corp.,
3.500%,
04/03/2030 13,807
0.0
125,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 115,698
0.1
149,000  DTE Electric Co.,
2.250%,
03/01/2030 131,856
0.1
18,000  DTE Energy Co.,
4.950%,
07/01/2027 18,075
0.0
94,000  DTE Energy Co.,
5.100%,
03/01/2029 94,346
0.1
481,000  Duke Energy Corp.,
2.650%,
09/01/2026 466,737
0.3
21,000
(2)
Duke Energy Corp.,
6.450%,
09/01/2054 21,117
0.0
36,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 30,564
0.0
10,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 10,410
0.0
8,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 8,009
0.0
50,000  EchoStar Corp.,
10.750%,
11/30/2029 53,936
0.0
22,000  Elevance Health, Inc.,
4.900%,
02/08/2026 22,002
0.0
80,000  Elevance Health, Inc.,
4.950%,
11/01/2031 79,005
0.1
45,000  Elevance Health, Inc.,
5.200%,
02/15/2035 44,097
0.0
13,000  Eli Lilly & Co., 4.700%,
02/09/2034 12,625
0.0
95,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 88,410
0.1
115,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 116,464
0.1
73,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 74,546
0.1
50,000
(1)
Encino Acquisition
Partners Holdings
LLC, 8.500%,
05/01/2028 51,396
0.0
80,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 74,879
0.1
56,000  Energy Transfer L.P.,
3.750%,
05/15/2030 52,351
0.0
93,000
(1)
EnLink Midstream
LLC, 6.500%,
09/01/2030 97,903
0.1
88,000  Entergy Corp.,
2.800%,
06/15/2030 78,621
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 $ 19,597
0.0
26,000  Enterprise Products
Operating LLC,
4.950%,
02/15/2035 25,259
0.0
56,000  Equifax, Inc., 3.100%,
05/15/2030 50,957
0.0
149,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 133,079
0.1
11,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 10,922
0.0
10,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 10,375
0.0
56,000  Eversource Energy,
2.550%,
03/15/2031 48,093
0.0
63,000  Eversource Energy,
2.900%,
03/01/2027 60,650
0.0
11,000  Eversource Energy,
5.125%,
05/15/2033 10,716
0.0
35,000  Eversource Energy,
5.450%,
03/01/2028 35,518
0.0
15,000  Eversource Energy,
5.500%,
01/01/2034 14,920
0.0
43,000  Eversource Energy,
5.950%,
02/01/2029 44,318
0.0
54,000  Eversource Energy U,
1.400%,
08/15/2026 51,292
0.0
57,000  Exelon Corp., 5.150%,
03/15/2028 57,505
0.0
46,000  Exelon Corp., 5.150%,
03/15/2029 46,351
0.0
44,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 36,205
0.0
46,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 44,077
0.0
26,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 25,614
0.0
15,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 11,373
0.0
45,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 46,580
0.0
42,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 41,039
0.0
44,000  Fiserv, Inc., 5.150%,
03/15/2027 44,393
0.0
21,000  Fiserv, Inc., 5.150%,
08/12/2034 20,551
0.0
54,000  Flex Ltd., 5.250%,
01/15/2032 53,268
0.0
28,000  Florida Power &
Light Co., 4.625%,
05/15/2030 27,821
0.0
21,000  FMC Corp., 5.150%,
05/18/2026 21,086
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
75,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 $ 75,444
0.1
55,000  Ford Motor Co.,
3.250%,
02/12/2032 46,047
0.0
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 193,977
0.1
200,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 195,321
0.1
200,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 200,425
0.1
45,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 46,454
0.0
56,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 51,935
0.0
15,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 15,437
0.0
45,000
(1)
Freedom Mortgage
Holdings LLC,
9.125%,
05/15/2031 46,631
0.0
127,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 122,074
0.1
31,000  GATX Corp., 4.000%,
06/30/2030 29,421
0.0
115,000
(1)
GCI LLC, 4.750%,
10/15/2028 108,623
0.1
139,000  General Mills, Inc.,
2.875%,
04/15/2030 125,719
0.1
9,000  General Motors Co.,
6.250%,
10/02/2043 8,836
0.0
56,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 47,252
0.0
82,000
(3)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 80,689
0.1
180,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 180,635
0.1
115,000
(3)
General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 116,392
0.1
74,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 73,612
0.1
12,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 12,162
0.0
43,000  Genuine Parts Co.,
4.950%,
08/15/2029 42,750
0.0
23,000  Georgia Power Co.,
4.650%,
05/16/2028 22,955
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
55,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 $ 53,367
0.0
73,000  Global Payments, Inc.,
3.200%,
08/15/2029 67,339
0.0
65,000
(1)
Goat Holdco LLC,
6.750%,
02/01/2032 64,830
0.0
42,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 42,272
0.0
21,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 21,187
0.0
43,000
(2)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 41,327
0.0
88,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 86,613
0.1
117,000
(2)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 116,952
0.1
65,000
(2)
Goldman Sachs
Group, Inc., 5.561%,
11/19/2045 63,269
0.0
23,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 23,508
0.0
82,000
(2)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 81,677
0.1
23,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 24,154
0.0
120,000
(1)
H&E Equipment
Services, Inc.,
3.875%,
12/15/2028 119,881
0.1
5,000  Hartford Financial
Services Group, Inc.,
3.600%,
08/19/2049 3,627
0.0
13,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 10,877
0.0
25,000  HCA, Inc., 2.375%,
07/15/2031 20,966
0.0
14,000  HCA, Inc., 3.125%,
03/15/2027 13,511
0.0
149,000  HCA, Inc., 4.125%,
06/15/2029 142,940
0.1
86,000  HCA, Inc., 5.250%,
04/15/2025 86,057
0.1
128,000  HCA, Inc., 5.375%,
09/01/2026 128,654
0.1
39,000  HCA, Inc., 5.450%,
04/01/2031 39,202
0.0
58,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 58,419
0.0
86,000  Healthpeak OP LLC,
3.000%,
01/15/2030 78,238
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
27,000  Healthpeak OP LLC,
5.250%,
12/15/2032 $ 26,883
0.0
66,000  HEICO Corp., 5.250%,
08/01/2028 66,881
0.0
76,000  Hess Corp., 4.300%,
04/01/2027 75,241
0.1
71,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 70,190
0.1
59,000  Hewlett Packard
Enterprise Co.,
5.000%,
10/15/2034 57,581
0.0
90,000  Hewlett Packard
Enterprise Co.,
5.600%,
10/15/2054 86,904
0.1
50,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 47,556
0.0
105,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 109,666
0.1
44,000  Home Depot, Inc.,
2.700%,
04/15/2030 39,827
0.0
42,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 41,412
0.0
16,000  Honeywell
International, Inc.,
5.000%,
03/01/2035 15,710
0.0
35,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 34,092
0.0
70,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 72,817
0.1
24,000  HP, Inc., 2.650%,
06/17/2031 20,664
0.0
41,000  Humana, Inc., 5.375%,
04/15/2031 40,956
0.0
117,000
(2)
Huntington
Bancshares, Inc.,
6.141%,
11/18/2039 117,533
0.1
56,000
(3)
Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 53,267
0.0
19,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 19,086
0.0
48,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 48,876
0.0
128,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 132,286
0.1
49,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 51,302
0.0
147,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 145,757
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
120,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 $ 114,545
0.1
16,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 16,158
0.0
22,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 22,408
0.0
8,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 8,033
0.0
68,000  Intel Corp., 2.450%,
11/15/2029 60,206
0.0
33,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 28,751
0.0
22,000  Intuit, Inc., 5.200%,
09/15/2033 22,149
0.0
18,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 17,932
0.0
59,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 48,415
0.0
110,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 104,417
0.1
75,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 75,179
0.1
75,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 74,685
0.1
62,000  John Deere Capital
Corp., 4.400%,
09/08/2031 60,284
0.0
103,000  John Deere Capital
Corp., 4.700%,
06/10/2030 102,957
0.1
39,000  John Deere Capital
Corp., 4.850%,
06/11/2029 39,278
0.0
70,000  John Deere Capital
Corp., 4.900%,
03/07/2031 70,297
0.1
31,000  Johnson & Johnson,
3.625%,
03/03/2037 26,945
0.0
11,000  Johnson & Johnson,
4.950%,
06/01/2034 11,063
0.0
69,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 73,122
0.1
160,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 151,880
0.1
126,000
(2)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 121,367
0.1
120,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 109,753
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
120,000
(2)
JPMorgan Chase
& Co., 2.182%,
06/01/2028 $ 113,164
0.1
29,000
(2)
JPMorgan Chase
& Co., 2.595%,
02/24/2026 28,964
0.0
33,000
(2)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 29,881
0.0
201,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 193,868
0.1
479,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 467,616
0.3
56,000
(2)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 53,218
0.0
360,000
(2)
JPMorgan Chase
& Co., 3.782%,
02/01/2028 353,300
0.2
28,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 27,574
0.0
60,000
(2)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 58,958
0.0
33,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 32,979
0.0
24,000
(2)
JPMorgan Chase
& Co., 5.140%,
01/24/2031 24,101
0.0
52,000
(2)
JPMorgan Chase
& Co., 5.502%,
01/24/2036 52,329
0.0
45,000
(2)
JPMorgan Chase
& Co., 5.534%,
11/29/2045 44,219
0.0
59,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 59,968
0.0
56,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 57,201
0.0
24,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 24,626
0.0
7,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 7,093
0.0
27,000  Kenvue, Inc., 4.900%,
03/22/2033 26,628
0.0
25,000  Kenvue, Inc., 5.050%,
03/22/2028 25,352
0.0
21,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 21,098
0.0
22,000
(2)
KeyCorp, 4.789%,
06/01/2033 20,911
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 $ 40,870
0.0
10,000  KLA Corp., 4.700%,
02/01/2034 9,703
0.0
56,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 51,531
0.0
30,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 30,177
0.0
41,000
(3)
Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 39,277
0.0
80,000
(1)
Ladder Capital
Finance Holdings
LLLP / Ladder Capital
Finance Corp.,
4.750%,
06/15/2029 76,160
0.1
45,000
(1)
Level 3 Financing,
Inc., 10.500%,
05/15/2030 49,262
0.0
56,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 56,574
0.0
40,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 40,216
0.0
115,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 118,862
0.1
15,000  Lockheed Martin
Corp., 4.800%,
08/15/2034 14,579
0.0
10,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 10,114
0.0
7,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 7,087
0.0
30,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 30,442
0.0
140,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 115,003
0.1
51,000  Marriott International,
Inc., 4.800%,
03/15/2030 50,458
0.0
31,000
(3)
Marriott International,
Inc., 5.350%,
03/15/2035 30,528
0.0
35,000
(1)
Mars, Inc., 2.375%,
07/16/2040 23,445
0.0
100,000  Marsh & McLennan
Cos., Inc., 4.650%,
03/15/2030 98,746
0.1
369,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 359,375
0.2
29,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 29,708
0.0
85,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 73,004
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
45,000
(1)
McGraw-Hill
Education, Inc.,
7.375%,
09/01/2031 $ 46,861
0.0
45,000  McKesson Corp.,
4.250%,
09/15/2029 44,050
0.0
105,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 98,060
0.1
8,000
(3)
Merck & Co., Inc.,
4.500%,
05/17/2033 7,730
0.0
127,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 124,025
0.1
120,000
(3)
MGM Resorts
International, 6.500%,
04/15/2032 120,172
0.1
49,000  Micron Technology,
Inc., 5.800%,
01/15/2035 49,396
0.0
23,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 23,123
0.0
9,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 9,282
0.0
32,000  Mondelez
International, Inc.,
4.750%,
02/20/2029 31,954
0.0
20,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 20,451
0.0
32,000
(2)
Morgan Stanley,
0.985%,
12/10/2026 30,987
0.0
39,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 37,212
0.0
227,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 218,325
0.1
24,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 19,735
0.0
407,000  Morgan Stanley,
3.125%,
07/27/2026 398,670
0.2
24,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 23,240
0.0
33,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 32,959
0.0
67,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 67,402
0.0
17,000
(2)
Morgan Stanley,
5.230%,
01/15/2031 17,083
0.0
12,000
(2)
Morgan Stanley,
5.466%,
01/18/2035 11,978
0.0
33,000
(2)
Morgan Stanley,
5.516%,
11/19/2055 31,969
0.0
82,000
(2)
Morgan Stanley,
5.587%,
01/18/2036 82,745
0.1
14,000
(2)
Morgan Stanley,
5.831%,
04/19/2035 14,325
0.0
146,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 151,371
0.1
30,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 30,048
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
107,000  MPLX L.P., 2.650%,
08/15/2030 $ 94,218
0.1
86,000  MPLX L.P., 4.000%,
03/15/2028 83,719
0.1
11,000  MPLX L.P., 5.500%,
06/01/2034 10,871
0.0
120,000  MPT Operating
Partnership L.P. /
MPT Finance Corp.,
3.500%,
03/15/2031 80,575
0.1
140,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 135,811
0.1
22,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 20,510
0.0
32,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
02/07/2031 32,208
0.0
39,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 38,008
0.0
2,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 2,067
0.0
85,000
(1)
Nationstar Mortgage
Holdings, Inc.,
5.125%,
12/15/2030 80,354
0.1
80,000
(1)
Nationstar Mortgage
Holdings, Inc.,
6.500%,
08/01/2029 80,233
0.1
80,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 81,299
0.1
105,000  Newell Brands, Inc.,
6.625%,
05/15/2032 106,299
0.1
43,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 42,956
0.0
15,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 13,584
0.0
26,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 26,315
0.0
11,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 11,279
0.0
58,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 55,782
0.0
80,000
(1)
Novelis Corp.,
4.750%,
01/30/2030 75,300
0.1
11,000  NSTAR Electric Co.,
5.400%,
06/01/2034 11,074
0.0
49,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 49,925
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
14,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 $ 13,741
0.0
51,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 52,352
0.0
21,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 20,743
0.0
14,000  OGE Energy Corp.,
5.450%,
05/15/2029 14,258
0.0
115,000  Olin Corp., 5.000%,
02/01/2030 108,511
0.1
28,000  ONE Gas, Inc.,
5.100%,
04/01/2029 28,298
0.0
152,000  Oracle Corp., 2.800%,
04/01/2027 145,990
0.1
263,000  Oracle Corp., 2.950%,
05/15/2025 261,754
0.2
38,000  Oracle Corp., 3.800%,
11/15/2037 31,709
0.0
30,000  Oracle Corp., 5.250%,
02/03/2032 29,957
0.0
13,000  Oracle Corp., 5.375%,
09/27/2054 11,890
0.0
28,000  Oracle Corp., 6.000%,
08/03/2055 27,969
0.0
24,000  Oracle Corp., 6.125%,
08/03/2065 23,977
0.0
35,000  Oracle Corp., 6.150%,
11/09/2029 36,703
0.0
23,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 22,384
0.0
54,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 53,317
0.0
33,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 31,999
0.0
18,000  Ovintiv, Inc., 5.650%,
05/15/2028 18,302
0.0
75,000
(1)(3)
Owens-Brockway
Glass Container, Inc.,
7.250%,
05/15/2031 73,200
0.1
65,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 66,609
0.0
3,000  PayPal Holdings, Inc.,
4.400%,
06/01/2032 2,885
0.0
9,000  PECO Energy Co.,
4.900%,
06/15/2033 8,841
0.0
30,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 30,117
0.0
69,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 69,309
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
59,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 $ 59,159
0.0
126,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 127,076
0.1
110,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 110,369
0.1
75,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 73,610
0.1
70,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 68,883
0.1
46,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 46,020
0.0
15,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 14,896
0.0
44,000  Phillips 66, 3.850%,
04/09/2025 43,934
0.0
55,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 50,780
0.0
30,000
(2)
PNC Financial
Services Group, Inc.,
5.575%,
01/29/2036 30,160
0.0
39,000
(2)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 40,559
0.0
170,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 167,861
0.1
80,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 75,650
0.1
81,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 81,862
0.1
10,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 10,007
0.0
18,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 18,075
0.0
13,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 13,002
0.0
59,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 50,018
0.0
88,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 88,773
0.1
16,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 14,008
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
14,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 $ 12,666
0.0
82,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 81,058
0.1
31,000  Quest Diagnostics,
Inc., 5.000%,
12/15/2034 30,037
0.0
16,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 17,202
0.0
75,000
(1)
Quikrete Holdings,
Inc., 6.375%,
03/01/2032 75,281
0.1
75,000
(1)
Raven Acquisition
Holdings LLC,
6.875%,
11/15/2031 75,014
0.1
77,000
(2)
Regions Financial
Corp., 5.502%,
09/06/2035 75,588
0.1
21,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 17,406
0.0
11,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 11,176
0.0
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 222,128
0.1
66,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 54,492
0.0
16,000  Ross Stores, Inc.,
4.700%,
04/15/2027 15,871
0.0
56,000  Royalty Pharma PLC,
2.200%,
09/02/2030 47,871
0.0
28,000  Royalty Pharma PLC,
5.150%,
09/02/2029 27,993
0.0
32,000  Ryder System, Inc.,
4.950%,
09/01/2029 31,958
0.0
37,000  Ryder System, Inc.,
5.250%,
06/01/2028 37,478
0.0
7,000  Ryder System, Inc.,
5.375%,
03/15/2029 7,106
0.0
43,000  Ryder System, Inc.,
5.500%,
06/01/2029 43,838
0.0
21,000
(3)
Ryder System, Inc.,
6.600%,
12/01/2033 22,698
0.0
14,000  S&P Global, Inc.,
1.250%,
08/15/2030 11,641
0.0
53,000  S&P Global, Inc.,
2.700%,
03/01/2029 49,010
0.0
150,000
(3)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 151,246
0.1
35,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 35,148
0.0
65,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 61,418
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
70,000
(1)
Sealed Air Corp/
Sealed Air Corp. US,
7.250%,
02/15/2031 $ 72,848
0.1
80,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 78,653
0.1
59,000
(2)
Sempra, 6.400%,
10/01/2054 56,978
0.0
105,000
(1)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 105,766
0.1
110,000
(1)
Sinclair Television
Group, Inc., 8.125%,
02/15/2033 110,691
0.1
120,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 116,928
0.1
39,000  Solventum Corp.,
5.450%,
03/13/2031 39,324
0.0
17,000  Solventum Corp.,
5.600%,
03/23/2034 17,017
0.0
43,000  Sonoco Products Co.,
4.600%,
09/01/2029 42,075
0.0
70,000
(1)
Sotera Health
Holdings LLC,
7.375%,
06/01/2031 71,363
0.1
28,000  Southern California
Edison Co., 5.450%,
06/01/2031 27,883
0.0
23,000  Southern California
Gas Co., 5.200%,
06/01/2033 22,769
0.0
44,000  Southern Co., 5.113%,
08/01/2027 44,285
0.0
9,000  Southern Co. Gas
Capital Corp., 4.950%,
09/15/2034 8,662
0.0
10,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 9,897
0.0
110,000  Sprint Capital Corp.,
6.875%,
11/15/2028 116,778
0.1
91,000  Sprint Capital Corp.,
8.750%,
03/15/2032 108,783
0.1
50,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 48,291
0.0
35,000
(1)
Standard Building
Solutions, Inc.,
6.500%,
08/15/2032 35,371
0.0
125,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 116,169
0.1
80,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 80,815
0.1
83,000
(2)
State Street Corp.,
3.031%,
11/01/2034 74,999
0.1
87,000
(2)
State Street Corp.,
4.675%,
10/22/2032 84,803
0.1
46,000
(2)
State Street Corp.,
5.684%,
11/21/2029 47,410
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000
(2)
State Street Corp.,
6.123%,
11/21/2034 $ 8,351
0.0
53,000  Stryker Corp., 4.850%,
02/10/2030 52,912
0.0
110,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp.,
7.250%,
01/15/2031 118,731
0.1
100,000
(1)
Summit Midstream
Holdings LLC,
8.625%,
10/31/2029 105,392
0.1
56,000  Sun Communities
Operating L.P.,
5.500%,
01/15/2029 56,598
0.0
32,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 32,457
0.0
8,000  Targa Resources
Corp., 4.200%,
02/01/2033 7,301
0.0
9,000  Targa Resources
Corp., 5.500%,
02/15/2035 8,880
0.0
56,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 49,084
0.0
20,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 17,581
0.0
60,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 55,902
0.0
55,000
(1)
Terex Corp., 6.250%,
10/15/2032 54,439
0.0
91,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 91,849
0.1
3,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 2,768
0.0
2,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 1,952
0.0
26,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 24,583
0.0
47,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 46,798
0.0
51,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 50,582
0.0
65,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 65,369
0.0
56,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 57,909
0.0
14,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 12,796
0.0
115,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 118,895
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
55,000
(1)(3)
Tronox, Inc., 4.625%,
03/15/2029 $ 49,865
0.0
8,000
(2)
Truist Financial Corp.,
4.916%,
07/28/2033 7,576
0.0
25,000
(2)
Truist Financial Corp.,
5.122%,
01/26/2034 24,352
0.0
79,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 79,910
0.1
71,000
(2)
Truist Financial Corp.,
5.867%,
06/08/2034 72,415
0.1
23,000
(2)
Truist Financial Corp.,
6.123%,
10/28/2033 23,969
0.0
77,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 75,822
0.1
35,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 35,454
0.0
53,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 51,506
0.0
11,000  Union Pacific Corp.,
3.750%,
02/05/2070 7,437
0.0
105,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 100,878
0.1
42,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 29,704
0.0
42,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 41,645
0.0
18,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 17,797
0.0
32,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 30,955
0.0
75,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 75,073
0.1
69,000
(2)
US Bancorp, 4.839%,
02/01/2034 66,238
0.0
49,000
(2)
US Bancorp, 5.384%,
01/23/2030 49,644
0.0
16,000
(2)
US Bancorp, 5.678%,
01/23/2035 16,163
0.0
17,000
(2)
US Bancorp, 5.836%,
06/12/2034 17,382
0.0
95,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 93,650
0.1
160,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 168,494
0.1
5,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 4,146
0.0
2,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 1,735
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 $ 2,789
0.0
35,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 32,278
0.0
45,000
(1)
VFH Parent LLC /
Valor Co-Issuer, Inc.,
7.500%,
06/15/2031 46,748
0.0
120,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 116,641
0.1
86,000  Viatris, Inc., 2.700%,
06/22/2030 74,939
0.1
10,000  Viatris, Inc., 3.850%,
06/22/2040 7,502
0.0
55,000
(1)(3)
Victoria's Secret
& Co., 4.625%,
07/15/2029 50,583
0.0
80,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 76,002
0.1
107,000  VMware, Inc., 1.400%,
08/15/2026 101,759
0.1
54,000  Walmart, Inc., 4.000%,
04/15/2030 52,978
0.0
87,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 84,275
0.1
12,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 12,026
0.0
16,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 16,164
0.0
32,000
(2)
Wells Fargo & Co.,
2.164%,
02/11/2026 31,981
0.0
49,000  Wells Fargo & Co.,
3.000%,
10/23/2026 47,651
0.0
15,000
(2)
Wells Fargo & Co.,
3.584%,
05/22/2028 14,575
0.0
31,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 30,968
0.0
34,000
(2)(3)
Wells Fargo & Co.,
5.211%,
12/03/2035 33,275
0.0
16,000
(2)
Wells Fargo & Co.,
5.244%,
01/24/2031 16,085
0.0
41,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 41,003
0.0
13,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 13,863
0.0
11,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 10,694
0.0
56,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 55,585
0.0
30,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 30,017
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  Williams Cos., Inc.,
4.900%,
03/15/2029 $ 14,939
0.0
115,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 117,933
0.1
13,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 12,972
0.0
120,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 118,948
0.1
80,000
(1)
XHR LP, 4.875%,
06/01/2029 76,076
0.1
40,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 40,663
0.0
33,794,381
18.3
Total Corporate
Bonds/Notes
(Cost $46,784,730)
46,459,341
25.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 20.4%
United States : 20.4%
205,465
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.782%,
05/25/2036 178,136
0.1
60,205
(2)
Alternative Loan Trust
2005-53T2 2A6,
4.925%, (TSFR1M +
0.614%),
11/25/2035 32,262
0.0
101,222  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 49,334
0.0
143,882
(2)
Alternative Loan
Trust 2007-23CB A3,
4.925%, (TSFR1M +
0.614%),
09/25/2037 53,192
0.0
312,007  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 145,234
0.1
231,658  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 208,914
0.1
887,496
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 746,604
0.4
637,293
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 527,466
0.3
247,407
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 201,208
0.1
134,648
(1)(2)
CSMC Trust 2015-
2 B3, 3.883%,
02/25/2045 127,056
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
86,010
(1)(2)
CSMC Trust 2015-
3 B1, 3.803%,
03/25/2045 $ 81,878
0.1
1,000,000
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2020-
SBT1 2M2, 8.115%,
(SOFR30A + 3.764%),
02/25/2040 1,048,525
0.6
77,533  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 79,217
0.0
2,104,962
(2)(4)
Fannie Mae REMIC
Trust 2005-
18 SC, 0.185%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 50,246
0.0
64,524
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 6.138%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 62,780
0.0
54,942
(2)
Fannie Mae REMIC
Trust 2006-104
ES, 11.123%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 68,024
0.0
725,061
(2)(4)
Fannie Mae REMIC
Trust 2007-
36 SN, 2.305%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 59,962
0.0
44,488
(2)
Fannie Mae REMIC
Trust 2007-
55 DS, 3.836%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 38,486
0.0
313,276
(2)(4)
Fannie Mae REMIC
Trust 2007-
9 SE, 1.615%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 18,599
0.0
466,914
(2)(4)
Fannie Mae REMIC
Trust 2008-
41 S, 2.335%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 40,632
0.0
393,458
(2)(4)
Fannie Mae REMIC
Trust 2008-
53 FI, 1.635%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 26,478
0.0
268,428
(2)(4)
Fannie Mae REMIC
Trust 2008-
58 SM, 1.635%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 18,833
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,419,285
(2)(4)
Fannie Mae REMIC
Trust 2009-
106 SA, 1.785%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 $ 90,015
0.1
147,528
(2)
Fannie Mae REMIC
Trust 2009-
66 SL, 0.335%,
(-1.000*SOFR30A +
15.452%),
09/25/2039 116,718
0.1
93,200
(2)
Fannie Mae REMIC
Trust 2009-
66 SW, 0.502%,
(-1.000*SOFR30A +
15.618%),
09/25/2039 63,497
0.0
1,848,347
(2)(4)
Fannie Mae REMIC
Trust 2010-
123 SL, 1.605%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 111,937
0.1
2,005,800
(2)(4)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.095%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 177,270
0.1
778,973
(2)(4)
Fannie Mae REMIC
Trust 2011-
86 NS, 1.485%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 44,264
0.0
134,440
(2)(4)
Fannie Mae REMIC
Trust 2012-
10 US, 1.985%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 13,799
0.0
288,572
(2)(4)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.085%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 5,475
0.0
284,454
(4)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 15,590
0.0
482,181
(4)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 37,868
0.0
3,568,834
(4)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 825,466
0.5
9,737,595
(4)
Fannie Mae REMIC
Trust 2015-58 KI,
6.000%,
03/25/2037 1,631,972
0.9
5,355,145
(2)(4)
Fannie Mae REMIC
Trust 2015-
59 SK, 1.185%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 363,800
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
9,674,676
(2)(4)
Fannie Mae REMIC
Trust 2016-
54 SL, 1.535%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 $ 929,305
0.5
3,642,331
(4)
Fannie Mae REMIC
Trust 2017-15 GI,
4.500%,
03/25/2047 506,171
0.3
4,658,653
(4)
Fannie Mae REMIC
Trust 2020-49 PI,
2.000%,
07/25/2050 588,564
0.3
63,744
(2)(4)
Freddie Mac
REMIC Trust
2303 SY, 4.179%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 5,536
0.0
455,346
(2)(4)
Freddie Mac
REMIC Trust 2989
GU, 2.479%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 25,431
0.0
544,718
(2)(4)
Freddie Mac
REMIC Trust
3271 SB, 1.529%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 34,029
0.0
1,538,097
(2)(4)
Freddie Mac
REMIC Trust
3424 HI, 1.379%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 96,121
0.1
232,263
(4)
Freddie Mac REMIC
Trust 3632 IP,
5.000%,
02/15/2040 24,872
0.0
1,141,606
(2)(4)
Freddie Mac
REMIC Trust
3693 SC, 1.979%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 111,631
0.1
1,789,652
(2)(4)
Freddie Mac
REMIC Trust
3856 KS, 2.029%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 162,962
0.1
201,633
(2)(4)
Freddie Mac
REMIC Trust
3925 SD, 1.529%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 4,004
0.0
3,969,806
(2)(4)
Freddie Mac
REMIC Trust
3988 NS, 1.954%,
(-1.000*SOFR30A +
6.361%),
01/15/2042 419,036
0.2
775,388
(2)(4)
Freddie Mac
REMIC Trust 4040
SW, 2.109%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 45,451
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
3,122,863
(4)
Freddie Mac REMIC
Trust 4091 IK,
5.000%,
10/15/2041 $ 641,129
0.4
7,321,132
(2)(4)
Freddie Mac
REMIC Trust
4096 SB, 1.479%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 647,066
0.4
326,313
(4)
Freddie Mac REMIC
Trust 4152 BI,
4.000%,
12/15/2041 22,205
0.0
540,919
(4)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 49,358
0.0
4,629,636
(2)(4)
Freddie Mac
REMIC Trust 4480
WS, 1.659%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 480,448
0.3
7,376,858
(2)(4)
Freddie Mac
REMIC Trust 4623
MS, 1.479%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 721,733
0.4
10,686,936
(4)
Freddie Mac REMIC
Trust 4695 IO,
4.500%,
10/15/2041 2,038,450
1.1
1,036,785  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 957,099
0.5
1,125,236  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 1,037,922
0.6
8,472,653
(2)(4)
Freddie Mac
REMIC Trust
4938 ES, 1.535%,
(-1.000*SOFR30A +
5.886%),
12/25/2049 762,186
0.4
11,601,788
(4)
Freddie Mac REMIC
Trust 5046 IO,
2.000%,
11/25/2040 1,142,174
0.6
700,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 6.451%,
(SOFR30A + 2.100%),
09/25/2041 707,600
0.4
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 6.751%,
(SOFR30A + 2.400%),
02/25/2042 615,030
0.3
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.101%,
(SOFR30A + 3.750%),
02/25/2042 524,294
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
950,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA2 M1B, 7.701%,
(SOFR30A + 3.350%),
06/25/2043 $ 1,001,050
0.5
6,682,538
(4)
Freddie Mac Strips
324 C21, 6.000%,
06/15/2039 1,404,104
0.8
100,672
(2)(4)
Freddie Mac Strips
351 103, 4.000%,
01/15/2031 7,429
0.0
403,918
(2)(4)
Freddie Mac Strips
351 200, 3.500%,
02/15/2046 53,053
0.0
2,064,358
(4)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 136,674
0.1
6,765,183
(4)
Freddie Mac Strips
351 C22, 3.500%,
02/15/2046 1,293,470
0.7
5,028,566
(4)
Freddie Mac Strips
351 C23, 4.000%,
02/15/2046 1,102,547
0.6
815,867
(2)(4)
Freddie Mac Strips
351 C30, 2.500%,
02/15/2031 30,310
0.0
1,009,522
(2)(4)
Freddie Mac Strips
351 C31, 3.000%,
02/15/2031 50,785
0.0
665,636
(2)(4)
Freddie Mac Strips
351 C32, 3.500%,
02/15/2031 42,069
0.0
2,692,859
(2)(4)
Freddie Mac Strips
351 C33, 4.000%,
02/15/2046 452,832
0.3
5,387,386
(2)(4)
Freddie Mac Strips
351 C34, 3.500%,
02/15/2046 970,272
0.5
6,552,787
(4)
Freddie Mac Strips
390 C5, 2.000%,
04/15/2042 622,110
0.3
159,866
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 151,410
0.1
122,497
(2)
Ginnie Mae 2007-
8 SP, 7.739%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 138,103
0.1
5,648,846
(2)(4)
Ginnie Mae 2009-
106 CM, 2.180%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 135,914
0.1
577,934
(2)(4)
Ginnie Mae 2010-
116 NS, 2.230%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 37,264
0.0
40,021
(4)
Ginnie Mae 2010-
6 IA, 5.000%,
11/20/2039 1,150
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
57,551
(4)
Ginnie Mae 2011-
116 BI, 4.000%,
08/16/2026 $ 350
0.0
571,936
(4)
Ginnie Mae 2013-
115 NI, 4.500%,
01/16/2043 61,116
0.0
153,873
(4)
Ginnie Mae 2013-
5 NI, 3.000%,
01/20/2028 3,611
0.0
7,608,666
(4)
Ginnie Mae 2015-
10 IX, 4.500%,
01/20/2045 1,652,087
0.9
602,672
(4)
Ginnie Mae 2015-
178 GI, 4.000%,
05/20/2044 53,542
0.0
2,870,119
(4)
Ginnie Mae 2016-
161 CI, 5.500%,
11/20/2046 476,741
0.3
5,080,088
(4)
Ginnie Mae 2019-
89 QI, 4.000%,
04/20/2046 911,449
0.5
138,409
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.845%,
(TSFR1M + 0.534%),
04/25/2036 122,277
0.1
8,524
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 7,907
0.0
7,342
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 6,789
0.0
742,923
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2021-PJ3 A4,
2.500%,
08/25/2051 594,318
0.3
334,397
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 266,674
0.2
1,306,833
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,086,813
0.6
415,358
(1)(2)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 345,428
0.2
671,987
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 564,318
0.3
286,424
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 252,404
0.1
45,233
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 40,026
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
75,388
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 $ 66,710
0.0
5,159
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 5,040
0.0
62,174
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 51,745
0.0
151,117
(1)(2)
JP Morgan Trust
2015-3 A3, 3.500%,
05/25/2045 137,659
0.1
300,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 288,936
0.2
273,907
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 219,638
0.1
45,852
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 42,132
0.0
138,706
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 122,538
0.1
505,622
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 403,222
0.2
14,418
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 13,277
0.0
300,000
(1)(2)
Sequoia Mortgage
Trust 2020-4 A8,
2.500%,
11/25/2050 208,100
0.1
1,284
(2)
Structured Asset
Securities Corp.
2004-4XS 1A6,
4.809%,
02/25/2034 1,265
0.0
1,000,000
(1)(2)
Verus Securitization
Trust 2021-1 M1,
1.968%,
01/25/2066 755,639
0.4
5,039,220
(2)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 4,672
0.0
32,884
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.818%,
10/25/2036 29,767
0.0
247,005
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.303%,
12/25/2036 220,127
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
59,228
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.855%, (TSFR1M +
0.544%),
06/25/2037 $ 50,826
0.0
344,020
(1)(2)
Wells Fargo Mortgage
Backed Securities
Trust 2021-1 A17,
2.500%,
12/25/2050 274,348
0.2
252,012
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.755%,
08/20/2045 227,482
0.1
37,860,063
20.4
Total Collateralized
Mortgage Obligations
(Cost $41,820,916)
37,860,063
20.4
SOVEREIGN BONDS : 19.4%
Australia : 0.2%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 387,348
0.2
Belgium : 1.0%
1,954,000
(1)
Kingdom of Belgium
Government
International Bond,
4.875
%,
06/10/2055 1,811,954
1.0
Brazil : 1.9%
BRL
18,664
(5)
Brazil Letras do
Tesouro Nacional
LTN,
15.084
%,
01/01/2026 2,812,558
1.5
BRL
1,045,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 682,207
0.4
3,494,765
1.9
Canada : 1.1%
CAD
1,100,000  Canadian Government
Bond 0004,
2.000
%,
12/01/2051 588,597
0.3
1,501,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 1,431,629
0.8
2,020,226
1.1
China : 9.4%
CNY
21,900,000  China Government
Bond INBK,
2.520
%,
08/25/2033 3,224,320
1.7
CNY
4,050,000  China Government
Bond INBK,
2.690
%,
08/12/2026 570,499
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
5,650,000  China Government
Bond INBK,
2.800
%,
11/15/2032 $ 845,780
0.5
CNY
31,470,000  China Government
Bond INBK,
2.850
%,
06/04/2027 4,494,641
2.4
CNY
1,600,000  China Government
Bond INBK,
2.880
%,
02/25/2033 241,603
0.1
CNY
3,400,000  China Government
Bond INBK,
3.120
%,
10/25/2052 586,058
0.3
CNY
26,170,000  China Government
Bond INBK,
3.250
%,
06/06/2026 3,708,838
2.0
CNY
1,010,000  China Government
Bond INBK,
3.290
%,
05/23/2029 150,661
0.1
CNY
2,970,000  China Government
Bond INBK,
3.320
%,
04/15/2052 529,698
0.3
CNY
9,950,000  China Government
Bond INBK,
4.080
%,
10/22/2048 1,930,437
1.1
CNY
6,950,000  China Government
Bond SH,
2.690
%,
08/15/2032 1,030,023
0.6
17,312,558
9.4
Colombia : 0.5%
325,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 316,875
0.2
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 534,048
0.3
850,923
0.5
Czechia : 0.2%
CZK
9,220,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 367,278
0.2
Egypt : 0.1%
200,000
(1)
Egypt Government
International Bond,
8.625
%,
02/04/2030 199,500
0.1
Germany : 0.1%
EUR
60,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 59,407
0.1
EUR
40,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.000
%,
08/15/2025 41,210
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Germany: (continued)
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 $ 30,164
0.0
130,781
0.1
Indonesia : 0.5%
IDR
13,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 938,689
0.5
Italy : 0.8%
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 642,878
0.4
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 31Y,
5.000
%,
08/01/2034 749,235
0.4
1,392,113
0.8
Malaysia : 0.4%
MYR
3,642,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 818,194
0.4
Mexico : 0.1%
246,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 247,722
0.1
Peru : 0.6%
PEN
4,000,000  Peru Government
Bond,
6.350
%,
08/12/2028 1,137,493
0.6
Poland : 0.2%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 399,631
0.2
Russian Federation : —%
RUB
47,938,000
(6)(7)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 —
—
South Africa : 0.2%
275,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 257,469
0.1
200,000
(1)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 195,300
0.1
452,769
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Spain : 0.7%
EUR
1,284,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 $ 1,276,739
0.7
Supranational : 0.5%
800,000  European Bank
for Reconstruction
& Development,
20.000
%,
03/19/2025 909,792
0.5
Thailand : 0.8%
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,278,425
0.7
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 264,637
0.1
1,543,062
0.8
Ukraine : 0.1%
243,989
(1)(8)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2035 136,207
0.1
185,707
(1)(8)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2036 102,464
0.0
238,671
0.1
Total Sovereign Bonds
(Cost $38,157,779)
35,930,208
19.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.4%
United States : 10.4%
500,000
(2)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 429,091
0.2
5,739,141
(2)(4)
BANK 2017-
BNK5 XA, 0.944%,
06/15/2060 99,671
0.1
902,807
(2)(4)
BANK 2019-
BN16 XA, 0.880%,
02/15/2052 26,147
0.0
8,655,481
(2)(4)
BBCMS Mortgage
Trust 2022-C17 XA,
1.150%,
09/15/2055 583,160
0.3
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 175,816
0.1
1,332,414
(2)(4)
Benchmark Mortgage
Trust 2019-B9 XA,
1.012%,
03/15/2052 44,820
0.0
10,287,979
(2)(4)
Benchmark Mortgage
Trust 2020-B21 XA,
1.437%,
12/17/2053 597,770
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
6,373,484
(2)(4)
Benchmark Mortgage
Trust 2021-B23 XA,
1.259%,
02/15/2054 $ 328,892
0.2
175,000
(1)(2)
BX 2021-MFM1 D,
5.920%, (TSFR1M +
1.614%),
01/15/2034 174,533
0.1
700,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.591%,
(TSFR1M + 2.285%),
10/15/2036 692,068
0.4
1,776,063
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 6.770%,
(TSFR1M + 2.464%),
02/15/2038 1,717,889
0.9
875,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 5.997%,
(TSFR1M + 1.691%),
08/15/2039 882,077
0.5
493,503
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.847%,
(TSFR1M + 1.541%),
05/15/2034 495,879
0.3
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
SLCT B, 6.099%,
(TSFR1M + 1.793%),
01/15/2042 1,001,911
0.5
500,000
(1)(2)
BX Trust 2021-
LBA EJV, 6.421%,
(TSFR1M + 2.114%),
02/15/2036 499,571
0.3
395,405
(1)(2)
BX Trust 2021-LBA
EV, 6.421%, (TSFR1M
+ 2.114%),
02/15/2036 395,065
0.2
600,000
(1)(2)
BX Trust 2021-LGCY
D, 5.722%, (TSFR1M
+ 1.416%),
10/15/2036 595,948
0.3
750,000
(1)(2)
BX Trust 2023-DELC
A, 6.996%, (TSFR1M
+ 2.690%),
05/15/2038 756,984
0.4
2,628,551
(2)(4)
CD Mortgage Trust
2016-CD1 XA,
1.346%,
08/10/2049 27,466
0.0
8,581,000
(2)(4)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.792%,
08/10/2049 93,880
0.1
1,400,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.944%,
07/10/2049 1,229,054
0.7
2,719,566
(2)(4)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.978%,
10/12/2050 58,208
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
5,084,129
(2)(4)
COMM Mortgage
Trust 2016-CR28 XA,
0.627%,
02/10/2049 $ 14,718
0.0
9,978,492
(1)(2)(4)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.788%,
10/05/2030 87,613
0.0
500,000
(2)
CSAIL Commercial
Mortgage Trust
2018-C14 B, 4.877%,
11/15/2051 463,791
0.2
750,000
(1)
ELM Trust 2024-
ELM C15, 6.396%,
06/10/2039 757,851
0.4
500,000
(1)(2)
Fontainebleau Miami
Beach Mortgage
Trust 2024-FBLU D,
6.906%, (TSFR1M +
2.600%),
12/15/2039 505,297
0.3
6,998,656
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.874%,
11/25/2030 280,472
0.2
24,437,951
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K151 X1,
0.347%,
04/25/2030 374,506
0.2
3,515,008
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.323%,
07/25/2035 334,700
0.2
5,463,021
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1518
X1, 0.861%,
10/25/2035 346,270
0.2
557,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.978%,
11/27/2050 478,180
0.3
220,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 214,148
0.1
220,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 212,693
0.1
7,249,392
(2)(4)
GS Mortgage
Securities Trust 2017-
GS6 XA, 0.997%,
05/10/2050 124,044
0.1
750,000
(2)
GS Mortgage
Securities Trust 2018-
GS9 A4, 3.992%,
03/10/2051 728,436
0.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
300,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 $ 304,740
0.2
700,000
(1)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 706,320
0.4
1,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2024-HT2 A, 5.849%,
(TSFR1M + 1.542%),
12/15/2039 1,004,379
0.5
3,458,383
(1)(2)(4)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.839%,
03/10/2050 36,474
0.0
1,833,211
(1)(2)(4)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014
C19 2014-C19 XB,
0.524%,
12/15/2047 23
0.0
150,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.365%,
11/08/2049 137,422
0.1
230,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.218%,
03/01/2050 209,511
0.1
70,000
(1)(9)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 59,256
0.0
500,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE C, 6.547%,
(TSFR1M + 2.241%),
11/15/2041 502,515
0.3
181,214  Wells Fargo
Commercial Mortgage
Trust 2014-LC18 B,
3.959%,
12/15/2047 179,290
0.1
5,032,165
(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2020-C55 XA,
1.282%,
02/15/2053 248,591
0.1
19,217,140
10.4
Total Commercial
Mortgage-Backed
Securities
(Cost $19,389,061)
19,217,140
10.4
ASSET-BACKED SECURITIES : 9.5%
Cayman Islands : 3.6%
750,000
(1)(2)
Barings CLO Ltd.
2019-4A CR, 6.502%,
(TSFR3M + 2.200%),
07/15/2037 755,381
0.4
850,000
(1)(2)
Barings CLO Ltd.
2024-1A A, 5.923%,
(TSFR3M + 1.630%),
01/20/2037 857,995
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
550,000
(1)(2)
CBAM Ltd. 2017-
1A AR2, 5.770%,
(TSFR3M + 1.390%),
01/20/2038 $ 554,277
0.3
400,000
(1)(2)
CBAM Ltd. 2017-
1A CR2, 6.480%,
(TSFR3M + 2.100%),
01/20/2038 402,519
0.2
450,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
(TSFR3M + 1.220%),
01/17/2038 450,337
0.2
500,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 6.540%,
(TSFR3M + 2.250%),
07/23/2037 504,081
0.3
450,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
6.737%, (TSFR3M +
2.200%),
10/16/2037 451,410
0.3
300,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 6.402%,
(TSFR3M + 2.100%),
10/15/2037 303,413
0.2
1,350,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 6.750%,
(TSFR3M + 2.450%),
10/25/2032 1,356,332
0.7
438,242
(1)(2)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.552%, (TSFR3M +
1.250%),
07/15/2032 439,062
0.2
500,000
(1)(2)
Wind River CLO Ltd.
2022-1A AR, 5.643%,
(TSFR3M + 1.350%),
07/20/2035 502,160
0.3
6,576,967
3.6
United States : 5.9%
250,000
(1)(2)
AIG CLO LLC 2021-
1A C, 6.302%,
(TSFR3M + 2.012%),
04/22/2034 250,711
0.1
400,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.605%, (TSFR3M +
2.312%),
10/20/2030 402,325
0.2
754,834
(1)(2)
Arbor Realty
Commercial Real
Estate Notes Ltd.
2021-FL4 A, 5.771%,
(TSFR1M + 1.464%),
11/15/2036 756,545
0.4
500,000
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
6.502%, (TSFR3M +
2.212%),
10/22/2030 501,490
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.564%, (TSFR3M
+ 2.262%),
04/15/2034 $ 250,438
0.1
500,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 5.955%, (TSFR3M
+ 1.662%),
04/19/2034 501,132
0.3
450,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
6.014%, (TSFR3M +
1.712%),
10/17/2034 450,023
0.3
750,000
(1)(2)
CIFC Funding Ltd.
2013-1A BR, 6.969%,
(TSFR3M + 2.662%),
07/16/2030 752,298
0.4
330,323
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.518%,
03/25/2036 155,167
0.1
1,000,000
(1)(2)
Dryden 49 Senior
Loan Fund 2017-
49A CR, 6.605%,
(TSFR3M + 2.312%),
07/18/2030 1,002,927
0.5
1,000,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
6.414%, (TSFR3M +
2.112%),
10/15/2030 1,003,961
0.6
600,000
(1)(2)
Galaxy XXI CLO
Ltd. 2015-21A CR,
6.305%, (TSFR3M +
2.012%),
04/20/2031 602,164
0.3
400,000
(1)(2)
LCM XXIV Ltd.
24A CR, 6.455%,
(TSFR3M + 2.162%),
03/20/2030 401,794
0.2
600,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 40
Ltd. 2021-40A C,
6.319%, (TSFR3M +
2.012%),
04/16/2033 601,574
0.3
250,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 6.302%,
(TSFR3M + 2.012%),
04/23/2034 251,305
0.1
650,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
6.714%, (TSFR3M +
2.412%),
01/15/2032 653,626
0.4
956,759
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
5.765%, (TSFR3M +
1.472%),
07/20/2032 959,417
0.5
224,208
(1)(2)
Sound Point Clo XV
Ltd. 2017-1A CR,
6.602%, (TSFR3M +
2.312%),
01/23/2029 225,247
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
300,000
(1)(2)
Symphony CLO XXVI
Ltd. 2021-26A CR,
6.555%, (TSFR3M +
2.262%),
04/20/2033 $ 300,788
0.2
350,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 6.305%,
(TSFR3M + 2.012%),
01/29/2032 350,859
0.2
600,000
(1)(2)
Venture XXVII CLO
Ltd. 2017-27A CR,
6.855%, (TSFR3M +
2.562%),
07/20/2030 600,091
0.3
10,973,882
5.9
Total Asset-Backed
Securities
(Cost $17,539,476)
17,550,849
9.5
U.S. GOVERNMENT AGENCY OBLIGATIONS : 7.8%
Federal Home Loan Mortgage Corporation : 0.3%
(10)
383,516
(10)
3.500
%,
01/01/2048 344,949
0.2
37,096
(10)
4.000
%,
09/01/2045 34,456
0.0
38,002
(10)
4.000
%,
09/01/2045 35,220
0.0
61,966
(10)
4.000
%,
05/01/2046 57,643
0.1
472,268
0.3
Government National Mortgage Association : 2.2%
1,895,880
2.500
%,
05/20/2051 1,588,737
0.9
324,220
2.500
%,
05/20/2052 271,427
0.1
184,171
2.500
%,
08/20/2052 154,196
0.1
800,000
(11)
3.000
%,
02/20/2055 696,332
0.4
66,642
4.500
%,
08/20/2041 64,734
0.0
1,428,998
4.500
%,
05/20/2053 1,353,429
0.7
8,725
5.500
%,
03/20/2039 9,036
0.0
4,137,891
2.2
Uniform Mortgage-Backed Securities : 5.3%
4,698,611
2.000
%,
02/01/2052 3,681,408
2.0
18,402
2.500
%,
06/01/2030 17,584
0.0
24,842
2.500
%,
06/01/2030 23,704
0.0
10,481
2.500
%,
07/01/2030 9,994
0.0
2,953,000
(11)
2.500
%,
03/01/2055 2,406,392
1.3
1,925,000
(11)
3.000
%,
02/01/2055 1,637,350
0.9
77,720
3.500
%,
06/01/2034 74,175
0.0
798,754
3.500
%,
03/01/2043 730,748
0.4
38,661
4.000
%,
05/01/2045 35,927
0.0
716,569
4.000
%,
04/01/2049 663,446
0.4
66,000
4.500
%,
12/01/2040 64,047
0.0
120,342
4.500
%,
12/01/2040 116,781
0.1
171,540
5.000
%,
05/01/2042 170,659
0.1
207,000
(11)
5.500
%,
02/01/2055 204,456
0.1
9,836,671
5.3
Total U.S. Government
Agency Obligations
(Cost $15,211,596)
14,446,830
7.8
U.S. TREASURY OBLIGATIONS : 3.3%
United States Treasury Bonds : 1.0%
1,104,900
4.250
%,
08/15/2054 1,007,704
0.5
874,600
4.625
%,
11/15/2044 849,250
0.5
1,856,954
1.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes : 2.3%
6,000
3.875
%,
08/15/2034 $ 5,693
0.0
20,000
4.250
%,
12/31/2026 20,015
0.0
297,000
4.250
%,
01/15/2028 297,081
0.2
1,881,600
4.250
%,
11/15/2034 1,837,941
1.0
347,600
4.375
%,
12/31/2029 348,279
0.2
1,400,000
4.375
%,
01/31/2032 1,394,422
0.7
328,700
4.500
%,
12/31/2031 329,830
0.2
4,233,261
2.3
Total U.S. Treasury
Obligations
(Cost $6,131,512)
6,090,215
3.3
PURCHASED OPTIONS
(12)
: 0.0%
Total Purchased
Options
(Cost $17,003)
22,894
0.0
Total Long-Term
Investments
(Cost $185,052,073)
177,577,540
95.9
SHORT-TERM INVESTMENTS : 6.3%
Repurchase Agreements : 1.2%
1,000,000
(13)
Citadel Securities
LLC, Repurchase
Agreement dated
01/31/2025, 4.430%,
due 02/03/2025
(Repurchase
Amount $1,000,364,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.000%, Market Value
plus accrued interest
$1,020,377, due
02/15/25-11/15/54)
1,000,000
0.5
1,000,000
(13)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
01/31/2025, 4.350%,
due 02/03/2025
(Repurchase
Amount $1,000,358,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
02/13/25-02/01/55)
1,000,000
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
133,601
(13)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
01/31/2025, 4.340%,
due 02/03/2025
(Repurchase
Amount $133,649,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $136,273, due
03/01/33-01/01/55)
$ 133,601
0.1
Total Repurchase
Agreements
(Cost $2,133,601)
2,133,601
1.2
Commercial Paper : 2.9%
1,800,000
Fiserv, Inc.,
4.570
%,
02/03/2025 1,799,326
1.0
1,800,000
Fiserv, Inc.,
4.580
%,
02/06/2025 1,798,650
0.9
1,800,000
Sysco Corp.,
4.590
%,
02/04/2025 1,799,097
1.0
Total Commercial
Paper
(Cost $5,397,753)
5,397,073
2.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.2%
4,121,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.310%
(Cost $4,121,000) $ 4,121,000 2.2
Total Short-Term
Investments
(Cost $11,652,354)
11,651,674
6.3
Total Investments in
Securities
(Cost $196,704,427) $ 189,229,214 102.2
Liabilities in Excess
of Other Assets (4,018,858) (2.2)
Net Assets $ 185,210,356 100.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
January 31, 2025.
(3)
Security, or a portion of the security, is on loan.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of January 31, 2025.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Defaulted security.
(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of January 31,
2025.
(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(11)
Represents or includes a TBA transaction.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of January 31, 2025.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
EUR EU Euro
IDR Indonesian Rupiah
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 20.4%
Sovereign Bonds 19.4
Commercial Mortgage-Backed Securities 10.4
Asset-Backed Securities 9.5
Financial 7.9
U.S. Government Agency Obligations 7.8
Consumer, Non-cyclical 3.9
U.S. Treasury Obligations 3.3
Industrial 2.7
Consumer, Cyclical 2.6
Utilities 2.4
Energy 2.2
Technology 1.5
Communications 1.0
Basic Materials 0.9
Purchased Options 0.0
Short-Term Investments 6.3
Liabilities in Excess of Other Assets (2.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 46,459,341 $ — $ 46,459,341
Collateralized Mortgage Obligations — 37,860,063 — 37,860,063
Sovereign Bonds — 35,930,208 — 35,930,208
Commercial Mortgage-Backed Securities — 19,217,140 — 19,217,140
Asset-Backed Securities — 17,550,849 — 17,550,849
U.S. Government Agency Obligations — 14,446,830 — 14,446,830
U.S. Treasury Obligations — 6,090,215 — 6,090,215
Purchased Options — 22,894 — 22,894
Short-Term Investments 4,121,000 7,530,674 — 11,651,674
Total Investments, at fair value $ 4,121,000 $ 185,108,214 $ — $ 189,229,214
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 2,762,373 — 2,762,373
Forward Foreign Currency Contracts — 280,718 — 280,718
Forward Premium Swaptions — 378,476 — 378,476
Futures 175,420 — — 175,420
OTC Total Return Swaps — 13,605 — 13,605
Total Assets $ 4,296,420 $ 188,543,386 $ — $ 192,839,806
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (1,738,608) $ — $ (1,738,608)
Forward Foreign Currency Contracts — (671,624) — (671,624)
Forward Premium Swaptions — (172,087) — (172,087)
Futures (1,042,488) — — (1,042,488)
OTC interest rate swaps — (1,019) — (1,019)
OTC Total Return Swaps — (73,725) — (73,725)
OTC volatility Swaps — (21,715) — (21,715)
Written Options — (94,208) — (94,208)
Total Liabilities $ (1,042,488) $ (2,772,986) $ — $ (3,815,474)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At January 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
MXN 20,557,038 USD 1,000,489 Bank of America N.A. 02/07/25 $ (8,885)
GBP 6,733,779 USD 8,371,933 Bank of America N.A. 03/14/25 (23,651)
USD 203,542 TRY 9,424,000 Bank of America N.A. 04/03/25 (46,552)
USD 1,332,002 BRL 8,147,311 Barclays Bank PLC 02/07/25 (60,998)
SEK 6,863,614 USD 625,838 Barclays Bank PLC 03/14/25 (5,461)
BRL 3,622,898 USD 583,268 BNP Paribas 02/07/25 36,163
USD 284,229 IDR 4,531,727,940 BNP Paribas 02/07/25 6,262
CNY 5,164,232 USD 711,284 BNP Paribas 02/07/25 130
USD 1,162,682 PEN 4,369,132 BNP Paribas 02/07/25 (10,750)
KRW 2,963,912,327 USD 2,116,380 BNP Paribas 02/07/25 (76,894)
USD 122,354 CZK 2,938,396 Brown Brothers Harriman & Co. 02/07/25 1,327
USD 5,525 ZAR 101,147 Brown Brothers Harriman & Co. 02/07/25 112
HKD 547,037 USD 70,365 Brown Brothers Harriman & Co. 02/07/25 (154)
MXN 9,996,152 USD 484,976 Brown Brothers Harriman & Co. 02/07/25 (2,795)
SGD 804,588 USD 599,465 Brown Brothers Harriman & Co. 02/07/25 (7,351)

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
JPY 2,666,175,141 USD 17,222,931 Brown Brothers Harriman & Co. 03/14/25 $ 39,271
NZD 609,194 USD 345,420 Brown Brothers Harriman & Co. 03/14/25 (1,592)
AUD 3,393,404 USD 2,121,641 Brown Brothers Harriman & Co. 03/14/25 (11,660)
MXN 5,542,850 USD 270,018 Citibank N.A. 02/07/25 (2,649)
USD 724,921 THB 24,888,520 Citibank N.A. 02/07/25 (14,282)
USD 517,191 BRL 3,162,914 Citibank N.A. 02/07/25 (23,593)
USD 391,770 TRY 18,475,861 Deutsche Bank AG 11/10/25 (19,540)
BRL 7,946,872 USD 1,288,821 Goldman Sachs International 02/07/25 69,909
USD 322,534 MXN 6,652,219 Goldman Sachs International 02/07/25 1,653
CLP 122,648,921 USD 125,004 Goldman Sachs International 02/07/25 30
USD 283,085 MXN 5,886,587 Goldman Sachs International 02/07/25 (864)
USD 283,085 MXN 5,891,431 Goldman Sachs International 02/07/25 (1,098)
USD 283,085 MXN 5,910,227 Goldman Sachs International 02/07/25 (2,005)
USD 643,990 BRL 3,996,989 Goldman Sachs International 02/07/25 (39,402)
TRY 9,424,000 USD 203,323 Goldman Sachs International 04/03/25 46,772
TRY 18,452,355 USD 391,770 Goldman Sachs International 11/10/25 19,016
USD 2,998,474 BRL 18,664,000 Goldman Sachs International 01/05/26 54,701
USD 447,536 COP 2,009,383,674 HSBC Bank USA N.A. 02/07/25 (30,139)
ILS 1,073,195 USD 295,835 Morgan Stanley Capital Services LLC 02/07/25 4,129
HUF 53,585,311 USD 135,284 Morgan Stanley Capital Services LLC 02/07/25 927
PLN 169,733 USD 41,419 Morgan Stanley Capital Services LLC 02/07/25 316
NOK 1,801,156 USD 159,573 Morgan Stanley Capital Services LLC 03/14/25 (447)
CAD 6,126,217 USD 4,264,949 Morgan Stanley Capital Services LLC 03/14/25 (43,295)
USD 283,085 MXN 5,879,565 State Street Bank and Trust Co. 02/07/25 (526)
MXN 5,545,126 USD 270,018 State Street Bank and Trust Co. 02/07/25 (2,540)
DKK 2,657,022 USD 372,353 State Street Bank and Trust Co. 03/14/25 (2,216)
EUR 36,271,546 USD 37,913,693 State Street Bank and Trust Co. 03/14/25 (221,903)
CHF 888,327 USD 986,985 The Toronto-Dominion Bank 03/14/25 (7,603)
RON 1,509,325 USD 317,449 UBS AG 02/07/25 (2,779)
$ (390,906)
At January 31, 2025, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 27 03/17/25 $ 1,781,882 $ (6,943)
Australia 10-Year Bond 12 03/17/25 837,920 (18,275)
Canada 10-Year Bond 37 03/20/25 3,155,062 92,508
Euro-Bobl 5-Year 92 03/06/25 11,207,594 (171,535)
Euro-Bund 10 03/06/25 1,374,760 (27,663)
Euro-Buxl 30-year German Government Bond 25 03/06/25 3,343,534 (310,682)
Euro-OAT 55 03/06/25 7,039,680 (147,144)
Euro-Schatz 81 03/06/25 8,975,585 (46,025)
Japanese Government Bonds 10-Year Mini 2 03/12/25 181,489 (169)
Long Gilt 23 03/27/25 2,645,576 (32,577)
Long-Term Euro-BTP 30 03/06/25 3,729,654 (79,613)
U.S. Treasury 2-Year Note 48 03/31/25 9,870,000 3,517
U.S. Treasury 5-Year Note 30 03/31/25 3,191,719 (9,860)
U.S. Treasury Long Bond 10 03/20/25 1,139,063 (23,812)
U.S. Treasury Ultra Long Bond 44 03/20/25 5,212,625 (168,190)
$ 63,686,143 $ (946,463)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (38) 03/20/25 (4,232,250) 79,395
$ (4,232,250) $ 79,395

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
At January 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 3.904 % Annual 10/17/27 GBP 2,000,000 $ (7,791) $ (7,791)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 Annual 04/14/52 GBP 2,400,000 (1,231,706) (1,231,706)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 2.169 Annual 04/14/25 GBP 3,500,000 (20,606) (20,606)
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 3,586,082,000 54,950 54,950
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 08/08/29 USD 1,200,000 (46,683) (46,701)
Pay 1-day Secured Overnight Financing Rate Monthly 3.150 Monthly 10/27/47 USD 1,465,000 (196,361) (196,300)
Pay 1-day Secured Overnight Financing Rate Monthly 3.098 Monthly 08/08/32 USD 1,600,000 (95,782) (101,505)
Pay 1-day Secured Overnight Financing Rate Monthly 3.040 Monthly 05/08/31 USD 2,500,000 (134,690) (133,999)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 200,000 22,055 22,055
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 2.999 Annual 09/13/52 GBP 500,000 122,890 122,890
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.803 Annual 09/13/25 GBP 800,000 3,615 3,615
Receive 1-day Overnight Tokyo Average Rate Annual 1.487 Annual 08/08/54 JPY 75,000,000 39,609 39,609
Receive 1-day Overnight Tokyo Average Rate Annual 1.678 Annual 10/21/54 JPY 80,000,000 19,710 19,710
Receive 1-day Overnight Tokyo Average Rate Annual 1.440 Annual 06/19/44 JPY 90,000,000 17,835 17,835
Receive 1-day Secured Overnight Financing Rate Annual 3.837 Annual 08/16/44 USD 947,000 21,025 21,025
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 1,197,000 24,586 24,586
Receive 1-day Secured Overnight Financing Rate Annual 1.847 Annual 02/17/32 USD 2,000,000 272,344 272,344
Receive 1-day Secured Overnight Financing Rate Monthly 3.562 Monthly 11/03/26 USD 4,000,000 31,383 31,358
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 4,000,000 76,564 76,564
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 192,630 192,630
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 124,893 124,893
Receive 1-day Secured Overnight Financing Rate Monthly 3.121 Monthly 02/08/28 USD 5,000,000 124,480 125,906
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 5,000,000 123,280 123,280
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 7,000,000 17,014 17,014
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 7,000,000 286,159 286,159
Receive 1-day Secured Overnight Financing Rate Annual 3.956 Annual 02/01/27 USD 10,000,000 23,998 23,998
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 12,000,000 1,100,139 1,100,139
Receive 1-day Secured Overnight Financing Rate Monthly 4.068 Monthly 05/03/25 USD 13,000,000 7,513 7,209
Receive 1-day Secured Overnight Financing Rate Annual 2.590 Annual 04/13/25 USD 15,000,000 54,604 54,604
$ 1,027,657 $ 1,023,765
At January 31, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay 1-day IBRCOL Quarterly BNP Paribas 8.390% Quarterly 02/03/30 COP 3,504,791,000 $ (1,019) $ — $ (1,019)
Pay 1-day IBRCOL Quarterly
Goldman Sachs
International 8.370% Quarterly 02/04/30 COP 3,504,791,000 — — —
$ (1,019) $ — $ (1,019)
At January 31, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average)
At
Termination
Date Deutsche Bank 03/14/25 JPY 1,000,000,000 $ (69,642) $ — $ (69,642)
Receive
Japanese
Government
2-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average - 2
basis points)
At
Termination
Date
Nomura Global
Financial
Products Inc. 03/27/25 JPY 1,000,000,000 (1,542) — (1,542)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average - 2
basis points)
At
Termination
Date
Nomura Global
Financial
Products Inc. 03/27/25 JPY 400,000,000 (2,541) — (2,541)

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average - 2
basis points)
At
Termination
Date
Nomura Global
Financial
Products Inc. 03/27/25 JPY 800,000,000 $ 13,605 $ — $ 13,605
$ (60,120) $ — $ (60,120)
(1)
The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At January 31, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. MXN Spot Exchange
Rate 14.200% Goldman Sachs International 01/20/26 USD 13,000 $ (6,865) $ (6,865)
Pay
USD vs. MXN Spot Exchange
Rate 13.500%
Morgan Stanley Capital Services
LLC 06/12/25 USD 13,000 (14,850) (14,850)
$ (21,715) $ (21,715)
At January 31, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Put USD vs. Call BRL Goldman Sachs International 12/15/25 5.750 USD 98,000 $ 17,003 $ 22,894
$ 17,003 $ 22,894
At January 31, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call USD vs. Put BRL Goldman Sachs International 12/15/25 7.195 USD 98,000 $ 17,003 $ (16,751)
Call USD vs. Put TRY Deutsche Bank AG 11/07/25 47.000 USD 1,308,000 117,851 (61,050)
Put USD vs. Call TRY Deutsche Bank AG 05/29/25 38.500 USD 1,308,000 18,057 (16,407)
$ 152,911 $ (94,208)
At January 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 2,495,000 $ — $ 42,271
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 2,367,400 (99,431) (23,144)
Call on 1-Year Interest
Rate Swap UBS AG 2.150% Pay 6-month EUR-EURIBOR 10/16/25 EUR 10,130,000 (26,272) 3,761
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 3,136,000 (548,800) 90,313
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) 182,571
$ (2,003,317) $ 295,772
At January 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Pay
1-day Secured Overnight
Financing Rate 09/19/28 USD 12,473,000 $ 97,367 $ 42,863

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap UBS AG 1.860% Receive 6-month EUR-EURIBOR 10/16/25 EUR 10,130,000 $ 13,136 $ (3,232)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 2,495,000 45,160 (67,408)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 2,367,400 99,431 (21,874)
Put on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Receive
1-day Secured Overnight
Financing Rate 09/19/28 USD 12,473,000 97,367 (56,429)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 2.500% Pay 6-month EUR-EURIBOR 01/09/26 EUR 20,259,000 37,462 11,684
Put on 1-Year Interest
Rate Swap UBS AG 2.500% Pay 6-month EUR-EURIBOR 10/16/25 EUR 10,130,000 13,136 5,013
$ 403,059 $ (89,383)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
Currency Abbreviations:
KRW
—
South Korean Won
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 4,432,518
Gross Unrealized Depreciation (11,907,731)
Net Unrealized Depreciation $ (7,475,213)